Income per Share (Tables)	6 Months Ended
Sep. 30, 2025
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted [Table Text Block]
	Three months ended September 30,		Six-months ended September 30,
	2025	2024	2025	2024
Basic weighted average number of common shares outstanding	228,137,757	118,593,637	205,198,800	114,664,155
Effect of dilutive stock options and warrants	-	-	13,054,971	-
Diluted weighted average common shares outstanding	228,137,757	118,593,637	218,253,771	114,664,155